Other financial assets (Details) - COP ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Assets measured at fair value through profit or loss
Financial assets at fair value through profit or loss	$ 2,968,659	$ 4,971,057
Other financial assets	3,071,659	4,979,292
Current	2,194,651	1,624,018
Non-current	877,008	3,355,274
Assets measured at fair value through other comprehensive income [Member]
Assets measured at fair value through profit or loss
Other financial assets	732	0
Assets measured at amortized cost [Member]
Assets measured at fair value through profit or loss
Other financial assets	3,391	3,367
Hedging instruments [Member]
Assets measured at fair value through profit or loss
Other financial assets	98,877	4,868
Local currency
Assets measured at fair value through profit or loss
Financial assets at fair value through profit or loss	474,535	1,630,149
Foreign currency
Assets measured at fair value through profit or loss
Financial assets at fair value through profit or loss	$ 2,494,124	$ 3,340,908